Income Taxes	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Income Taxes
Note 14 – Income Taxes

Provision
The provision for income taxes from continuing operations is comprised of the following (in thousands):

	For the years ended December 31,
	2010	2009	2008

Current provision	$(3,908)	$6,198	$32,268
Deferred provision	22,952	90,658	56,041
Total income tax provision from continuing operations	$19,044	$96,856	$88,309

Tax benefits related to the exercise of stock options and stock awards have been credited (debited) to paid-in capital in amounts of $(1.2) million, $1.8 million and $(1.2) million for 2010, 2009 and 2008, respectively.

Effective Income Tax Rate
The difference between the Company’s reported income tax expense from continuing operations and the federal income tax expense from continuing operations computed at the statutory rate of 35% is explained in the following table (in thousands):

	For the years ended December 31,
	2010		2009		2008
Federal income tax at the statutory rate	$11,728	35.0%	$116,043	35.0%	$76,863	35.0%
State, local and foreign income taxes, net of federal income tax benefit	4,133	12.3	10,661	3.2	3,988	1.8
Reduction for tax positions settled, net of federal income tax benefit	(12,324)	(36.8)	(37,952)	(11.4)	(423)	(0.2)
Settlements and related reserves	13,746	41.0	5,307	1.6	7,500	3.4
Other, net (including tax accrual adjustments)	1,761	5.3	2,797	0.8	381	0.2
Total income tax provision from continuing operations	$19,044	56.8%	$96,856	29.2%	$88,309	40.2%

Income tax payments, net, amounted to $23.6 million, $60.9 million and $13.5 million in 2010, 2009 and 2008, respectively.

Deferred Tax Assets and Liabilities
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Significant components of the Company’s deferred tax assets and liabilities are as follows (in thousands):

	December 31,
	2010	2009
Accounts receivable reserves	$135,132	$112,999
Net operating loss (“NOL”) carryforwards	80,824	83,375
Accrued liabilities	97,008	92,637
Pension obligations	29,274	60,035
Other	14,873	13,734
Gross deferred tax assets, before valuation allowances	357,111	362,780
Valuation allowances	(15,959)	(20,255)
Gross deferred tax assets, net of valuation allowances	$341,152	$342,525

Amortization of intangibles	$532,133	$485,461
Contingent convertible debentures interest	322,610	248,480
Fixed assets and depreciation methods	33,589	29,968
Subsidiary stock basis	12,240	12,259
Current and noncurrent assets	7,097	4,263
Other	20,222	23,334
Gross deferred tax liabilities	$927,891	$803,765

As of December 31, 2010, the Company has remaining deferred tax benefits related to its federal, state and foreign net operating losses totaling approximately $81 million ($38 million federal and $43 million state).  These NOLs will expire, in varying amounts, beginning in 2011 through 2030.  The potential future tax benefits of the NOLs have been offset by $16.0 million of valuation allowance based on the Company’s analysis of the likelihood of generating sufficient taxable income in the various jurisdictions to utilize the benefits before expiration.

Uncertain Tax Positions
At January 1, 2010, the Company had gross unrecognized tax benefits of $27.7 million and ended the year with gross unrecognized tax benefits of $18.0 million.  A reconciliation of the beginning and ending of year amount of unrecognized tax benefit is as follows (in thousands):

	2010	2009	2008
Unrecognized tax benefits at beginning of year	$27,700	$66,902	$77,586
Additions based on tax positions related to the current year	1,532	631	3,049
Additions for tax positions of prior years	3,100	1,062	5,123
Reductions for tax positions of prior years	(1,634)	(2,405)	(11,893)
Settlement reductions	-	(2,042)	(1,517)
Reductions for tax positions settled through the expirations of the statute of limitations	(12,664)	(36,448)	(5,446)
Unrecognized tax benefits at end of year	$18,034	$27,700	$66,902

Included in the balance at December 31, 2010 are $13.9 million of unrecognized tax benefits, net of federal tax benefit that, if recognized, would affect the effective tax rate.  The liabilities for unrecognized tax benefits are carried in “Other noncurrent liabilities” on the Consolidated Balance Sheets because payment of cash is not anticipated within one year of the balance sheet date for any significant unrecognized amounts.  However, it is reasonably possible that $1.8 million, net of federal tax benefit, of unrecognized federal and state tax benefits will reverse within one year of the balance sheet date due to the expiration of statutes of limitations.  The Company recognizes interest and penalties accrued related to unrecognized tax benefits in tax expenses.  During the year ended December 31, 2010, the Company recognized approximately $(1.8) million in interest, net of federal tax benefit, and penalties.  The Company had approximately $3.8 million for the payment of interest and penalties accrued at December 31, 2010.

The Company files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions.  With few exceptions, the Company is no longer subject to U.S. federal examinations by tax authorities for years before 2007, and state and local, or non-U.S. income tax examinations, by tax authorities for years before 2006.